TAXATION - Effect of tax holiday (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax holiday
Tax holiday effect	¥ 359	¥ 370	¥ 762
ADS
Income tax holiday
Basic net income per ADS effect (in RMB per share)	¥ 0.57	¥ 0.62	¥ 1.34
Diluted net income per ADS effect (in RMB per share)	¥ 0.57	¥ 0.62	¥ 1.19